Income Tax - Deferred tax assets and liability (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Deferred tax assets
Inventory write-down	¥ 23,040		¥ 6,914
Net operating loss carry forwards	53,115		88,481
Advertisement expenses	1,362		4,933
Deferred revenue			4,126
Allowance for doubtful accounts	14,983		2,183
Lease liability	26,226		39,431
Valuation allowance	(9,604)	$ (1,472)	0	¥ (19,851)	¥ (14,999)
Total deferred tax assets, net	109,122		146,068
Deferred tax liabilities
Intangible assets			1,715
Right of use assets	26,226		39,431
Total deferred tax liabilities	26,226		41,146
Net deferred tax assets	¥ 82,896		106,637
Net deferred tax liabilities			¥ 1,715